SHAREHOLDERS' EQUITY, 2024 Global Equity Incentive Plan (Details)						12 Months Ended
	Dec. 31, 2024	Nov. 18, 2024 shares	Sep. 29, 2023	Sep. 28, 2023	Apr. 01, 2022	Mar. 31, 2026 shares	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
2024 Global Equity Incentive Plan [Abstract]
Stock split ratio	6		6	1,000	6	6	6	6	6
2024 Global Equity Incentive Plan [Member]
2024 Global Equity Incentive Plan [Abstract]
Equity plan expiration period						10 years
Stock split ratio		6
Number of shares granted after stock split (in shares)		4,884,030
Number of ordinary shares vested (in shares)		151,534
Number of ordinary shares issued (in shares)		151,534
Number of ordinary shares exercised (in shares)		151,534
Number of ordinary shares vested after stock split (in shares)		909,204
Number of ordinary shares exercised after stock split (in shares)		909,204
Number of ordinary shares issued after stock split (in shares)		909,204
2024 Global Equity Incentive Plan [Member] | Maximum [Member]
2024 Global Equity Incentive Plan [Abstract]
Number of shares available for grant (in shares)		10,245,000
Restricted Stock [Member] | 2024 Global Equity Incentive Plan [Member]
2024 Global Equity Incentive Plan [Abstract]
Number of shares granted (in shares)		814,005				0